Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 11,626	$ 14,935	$ 26,290
Other comprehensive loss
Foreign currency translation adjustment	(8,118)	264	(6,395)
Total comprehensive income	7,980	14,986	20,137
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	11,626	14,935	26,290
Other comprehensive loss
Foreign currency translation adjustment	(6,245)	(122)	(6,153)
Total comprehensive income	$ 5,381	$ 14,813	$ 20,137